Equity (Summary of RSUs activity) (Details) - 6 months ended Jun. 30, 2015 - $ / shares	Total
Number of RSUs
RSUs outstanding as of January 1, 2015	667,498
Granted	80,685
Forfeited	(65,261)
RSUs outstanding as of June 30, 2015	682,922
Weighted Average Grant Date Fair Value
RSUs outstanding as of January 1, 2015	$ 94.19
Granted	66.50
Forfeited	92.50
RSUs outstanding as of June 30, 2015	$ 91.08